FINANCIAL (INCOME) LOSS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
FINANCIAL (INCOME) LOSS [Abstract]
Interest income on short-term deposits	$ (60)
Revaluation of warrants related to share purchase agreement	(56)
Foreign currency adjustments gains and other	(2)	(32)
Financial income	(118)	(32)
Interest expense	14	300
Revaluation of warrants related to share purchase agreement		359
Exercise of series A Warrants related to share purchase agreement		529
Embedded conversion feature in the convertible debenture		2,064
Others		82
Financial expenses	14	3,334
Total financial loss (income)	$ (104)	$ 3,302